Finance debt - Summary of weighted average interest rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 59,547	$ 51,954
Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	41,541	33,716
Floating interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	18,006	18,238
US dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings	58,992	51,645
US dollar | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	41,145	33,511
US dollar | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 17,847	$ 18,134
US dollar | Weighted average | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	4.00%	4.00%
Weighted average time for which rate is fixed Years	8 years	13 years
US dollar | Weighted average | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	5.00%	8.00%
Other currencies
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 555	$ 309
Other currencies | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	396	205
Other currencies | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 159	$ 104
Other currencies | Weighted average | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	6.00%	6.00%
Weighted average time for which rate is fixed Years	3 years	7 years
Other currencies | Weighted average | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	6.00%	10.00%